Description of the Business and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss	$ 8,020,128	$ (1,664,952)	$ 17,910,210	$ 11,533,356	$ 58,253,723	$ 30,108,680
Cash used in operating activities			8,829,669	$ 15,168,736	20,107,670	12,463,127
Working capital	2,818,220		2,818,220		9,079,091
Accumulated deficit	$ 134,374,548		$ 134,374,548		$ 111,553,444	$ 51,054,344